Acquisition of Specialty Microwave (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Acquisition of Specialty Microwave
Schedule of allocation of the preliminary purchase price
Provisional purchase consideration at fair value:
Cash	$668,633
Promissory Note	475,000
Total purchase price	$1,143,633

Allocation of purchase price:
Inventory	$301,754
Property and equipment	46,156
Goodwill	120,136
Trade name	70,233
Customer relationships	412,860
Intellectual property	202,771
Less: Customer Deposit	(10,277)
Net assets acquired	$1,143,633

Provisional purchase consideration at fair value:
Cash	$668,633
Promissory Note	475,000
Total purchase price	$1,143,633

Allocation of purchase price:
Inventory	$301,754
Property and equipment	46,156
Goodwill	120,136
Tradename	70,233
Customer relationships	412,860
Intellectual property	202,771
Less: Customer Deposit	(10,277)
Net assets acquired	$1,143,633

Schedule of consolidated statement operations
	For The Nine Months Ended
	September 30, 2019
	As Reported	Pro Forma

Net sales	$1,309,526	$2,000,751
Net income attributable to common shareholders	127,219	229,581

Earnings per common share, basic and diluted:
Basic	$0.00	$0.00
Diluted	$0.00	$0.00

	For the year ended
	31-Dec-19
	As Reported	Pro Forma

Net sales	$3,122,630	$4,041,837
Net income attributable to common shareholders	$5,945	141,053

Earnings per common share, basic and diluted:
Basic	$0.00	$0.00
Diluted	$0.00	$0.00

	For the year ended
	31-Dec-18
	As Reported	Pro Forma

Net sales	$2,397,418	$3,085,889
Net income attributable to common shareholders	$328,993	$554,677

Earnings per common share, basic and diluted:
Basic	$0.00	$0.01
Diluted	$0.00	$0.00